CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) - USD ($)		1 Months Ended	3 Months Ended
		Dec. 31, 2020	Mar. 31, 2021
Income Statement [Abstract]
Operating costs		$ 5,000	$ 190,630
Loss from operations			(190,630)
Other loss:
Interest income on marketable securities held in Trust Account			16,975
Underwriting discounts and transactions costs attributed to warrants liability			(299,770)
Change in fair value of the Warrant Liabilities			(1,407,156)
Other loss			(1,689,951)
Net loss		$ (5,000)	$ (1,880,581)
Weighted average shares outstanding, basic and diluted	[1]		7,921,054
Weighted average shares outstanding, basic and diluted (in shares)	[2]	5,500,000
Basic and diluted net loss per ordinary share		$ 0	$ (0.24)

[1]	Excluded an aggregate of up to 20,898,193 shares subject to possible redemption at March 31, 2021.
[2]	Excluded an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).